CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS (99.48%)
Communication Services (5.89%)
Interactive Media & Services (5.89%)
Alphabet, Inc., Class A(a)	57,234	$7,995,017
Alphabet, Inc., Class C(a)	48,570	6,844,970
Meta Platforms, Inc., Class A(a)	21,388	7,570,497
		22,410,484
Total Communication Services		22,410,484

Consumer Discretionary (13.05%)
Automobiles (1.74%)
Tesla, Inc.(a)	26,681	6,629,695

Broadline Retail (8.24%)
Amazon.com, Inc.(a)	151,712	23,051,121
MercadoLibre, Inc.(a)	5,252	8,253,728
		31,304,849
Leisure Products (2.18%)
Hasbro, Inc.	162,167	8,280,247

Specialty Retail (0.89%)
The Home Depot, Inc.	9,765	3,384,061

Total Consumer Discretionary		49,598,852

Consumer Staples (28.08%)
Beverages (7.29%)
Boston Beer Co., Inc., Class A(a)	22,623	7,818,283
Molson Coors Beverage Co., Class B	148,847	9,110,925
PepsiCo, Inc.	63,497	10,784,330
		27,713,538
Consumer Staples Distribution & Retail (0.74%)
Costco Wholesale Corp.	4,268	2,817,221

Food Products (9.52%)
Conagra Brands, Inc.	322,366	9,239,010
Ingredion, Inc.	87,570	9,503,972
Kraft Heinz Co.	262,280	9,699,114
TreeHouse Foods, Inc.(a)	186,708	7,739,047
		36,181,143
Household Products (7.95%)
Clorox Co.	67,824	9,671,024
Colgate-Palmolive Co.	115,885	9,237,193
Kimberly-Clark Corp.	65,560	7,966,196
Procter & Gamble Co.	22,935	3,360,895
		30,235,308
Tobacco (2.58%)
Altria Group, Inc.	242,997	9,802,499

Total Consumer Staples		106,749,709

Energy (5.87%)
Oil, Gas & Consumable Fuels (5.87%)
Chevron Corp.	17,179	2,562,420
Exxon Mobil Corp.	39,237	3,922,915
Kinder Morgan, Inc.	447,077	7,886,438

	Shares	Value
Energy (continued)
The Williams Cos., Inc.	227,961	$7,939,882
		22,311,655
Total Energy		22,311,655

Financials (4.87%)
Banks (1.26%)
JPMorgan Chase & Co.	28,103	4,780,321

Financial Services (3.61%)
Berkshire Hathaway, Inc., Class B(a)	17,585	6,271,866
Mastercard, Inc., Class A	8,055	3,435,538
Visa, Inc., Class A	15,528	4,042,715
		13,750,119
Total Financials		18,530,440

Health Care (12.68%)
Biotechnology (0.70%)
AbbVie, Inc.	17,151	2,657,890

Health Care Equipment & Supplies (5.41%)
Medtronic PLC	129,918	10,702,645
Zimmer Biomet Holdings, Inc.	81,132	9,873,764
		20,576,409
Health Care Providers & Services (1.24%)
UnitedHealth Group, Inc.	8,991	4,733,492

Pharmaceuticals (5.33%)
Eli Lilly & Co.	7,719	4,499,559
Johnson & Johnson	83,425	13,076,035
Merck & Co., Inc.	24,488	2,669,682
		20,245,276
Total Health Care		48,213,067

Industrials (4.63%)
Machinery (2.50%)
Flowserve Corp.	230,800	9,513,576

Marine Transportation (2.13%)
Kirby Corp.(a)	102,898	8,075,435

Total Industrials		17,589,011

Information Technology (24.41%)
Communications Equipment (2.57%)
F5 Networks, Inc.(a)	54,512	9,756,558

Semiconductors & Semiconductor Equipment (4.35%)
Broadcom, Inc.	4,266	4,761,922
NVIDIA Corp.	23,807	11,789,703
		16,551,625
Software (10.32%)
Adobe Systems, Inc.(a)	4,390	2,619,074
Intuit, Inc.	15,499	9,687,340
Microsoft Corp.	71,599	26,924,088
		39,230,502

	Shares	Value
Information Technology (continued)
Technology Hardware, Storage & Peripherals (7.17%)
Apple, Inc.	141,680	$27,277,650

Total Information Technology		92,816,335

TOTAL COMMON STOCKS
(Cost $290,865,664)		378,219,553

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.36%)
Puts
S&P 500® Index:
6/20/2024	$3,675	800	$381,586,400	1,380,000

Total Puts				1,380,000

TOTAL PURCHASED OPTIONS
(Cost $2,058,851)				1,380,000

TOTAL INVESTMENTS (99.84%)
(Cost $292,924,515)				$379,599,553
Other Assets In Excess Of Liabilities (0.16%)				589,318
NET ASSETS (100.00%)				$380,188,871

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS (99.91%)
ASIA (15.00%)
Australia (2.54%)
Transportation Infrastructure (2.54%)
Transurban Group	78,344	$731,942

Total Australia		731,942

Japan (7.07%)
Diversified Telecommunication Services (1.61%)
Nippon Telegraph & Telephone Corp.	380,000	464,355

Wireless Telecommunication Services (5.46%)
KDDI Corp.	18,300	582,225
SoftBank Corp.	34,600	431,764
SoftBank Group Corp.	12,600	562,353
		1,576,342
Total Japan		2,040,697

New Zealand (3.10%)
Diversified Telecommunication Services (1.31%)
Spark New Zealand, Ltd.	115,445	378,029

Electric Utilities (1.79%)
Mercury NZ, Ltd.	123,757	516,339

Total New Zealand		894,368

Singapore (0.64%)
Diversified Telecommunications (0.64%)
Singapore Telecommunications, Ltd.(a)	99,400	186,034

Total Singapore		186,034

South Korea (1.65%)
Diversified Telecommunication Services (1.65%)
KT Corp., ADR	35,426	476,126

Total South Korea		476,126

TOTAL ASIA
(Cost $4,031,638)		4,329,167

EUROPE (16.55%)
France (1.67%)
Diversified Telecommunication Services (0.89%)
Orange SA	22,663	257,793

Multi-Utilities (0.78%)
Engie SA	12,711	223,366

Total France		481,159

	Shares	Value
Germany (3.93%)
Diversified Telecommunication Services (3.21%)
Deutsche Telekom AG	38,573	$926,171

Multi-Utilities (0.72%)
E.ON SE	15,630	209,645

Total Germany		1,135,816

Great Britain (2.09%)
Multi-Utilities (1.11%)
National Grid PLC	23,804	321,015

Wireless Telecommunication Services (0.98%)
Vodafone Group PLC	323,543	282,744

Total Great Britain		603,759

Italy (3.38%)
Electric Utilities (3.38%)
Enel SpA	131,445	976,580

Total Italy		976,580

Spain (4.85%)
Diversified Telecommunication Services (1.72%)
Cellnex Telecom SA(b)(c)	6,731	264,978
Telefonica SA	59,055	230,394
		495,372
Electric Utilities (2.04%)
Iberdrola SA	44,838	587,551

Transportation Infrastructure (1.09%)
Aena SME SA(b)(c)	1,743	315,758

Total Spain		1,398,681

Switzerland (0.63%)
Diversified Telecommunication Services (0.63%)
Swisscom AG	302	181,692

Total Switzerland		181,692

TOTAL EUROPE
(Cost $4,024,130)		4,777,687

NORTH AMERICA (68.36%)
Canada (11.63%)
Oil, Gas & Consumable Fuels (10.98%)
Enbridge, Inc.	46,678	1,680,345
Pembina Pipeline Corp.	14,827	510,477
TC Energy Corp.	25,052	978,598
		3,169,420
Wireless Telecommunication Services (0.65%)
Rogers Communications, Inc., Class B	3,986	186,598

Total Canada		3,356,018

	Shares	Value
United States (56.73%)
Diversified Telecommunication Services (11.89%)
AT&T, Inc.	88,120	$1,478,653
Verizon Communications, Inc.	51,817	1,953,501
		3,432,154
Electric Utilities (11.08%)
American Electric Power Co., Inc.	3,585	291,174
Constellation Energy Corp.	2,218	259,262
Duke Energy Corp.	5,524	536,049
Exelon Corp.	6,894	247,494
NextEra Energy, Inc.	14,140	858,864
PG&E Corp.	13,365	240,971
The Southern Co.	7,513	526,811
Xcel Energy, Inc.	3,843	237,920
		3,198,545
Health Care Providers & Services (5.31%)
HCA Healthcare, Inc.	4,818	1,304,136
Universal Health Services, Inc., Class B	1,501	228,813
		1,532,949
Machinery (2.03%)
Flowserve Corp.	14,218	586,066

Marine Transportation (1.63%)
Kirby Corp.(a)	6,000	470,880

Multi-Utilities (3.68%)
Consolidated Edison, Inc.	2,428	220,875
Dominion Energy, Inc.	5,839	274,433
Public Service Enterprise Group, Inc.	3,584	219,162
Sempra Energy	4,655	347,868
		1,062,338
Oil, Gas & Consumable Fuels (17.06%)
Cheniere Energy, Inc.	5,653	965,024
Kinder Morgan, Inc.	67,784	1,195,710
ONEOK, Inc.	13,755	965,876
Targa Resources Corp.	5,128	445,469
The Williams Cos., Inc.	38,830	1,352,449
		4,924,528
Wireless Telecommunication Services (4.05%)
T-Mobile US, Inc.	7,286	1,168,164

Total United States		16,375,624

TOTAL NORTH AMERICA
(Cost $17,010,116)		19,731,642

TOTAL COMMON STOCKS
(Cost $25,065,884)		28,838,496

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.17%)
Money Market Fund (0.17%)
First American Treasury Obligations	5.190%	50,935	50,935

TOTAL SHORT TERM INVESTMENTS
(Cost $50,935)			50,935

Value
TOTAL INVESTMENTS (100.08%)
(Cost $25,116,819)	$28,889,431
Liabilities in Excess of Other Assets (-0.08%)	(24,113)
NET ASSETS (100.00%)	$28,865,318

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2023, these securities had a total aggregate market value of $580,736, representing 2.01% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $580,736, representing 2.01% of net assets.

See Notes to Quarterly Schedule of Investments.

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$378,219,553	$–	$–	$378,219,553
Purchased Options	1,380,000	–	–	1,380,000
Total	$379,599,553	$–	$–	$379,599,553

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,838,496	$–	$–	$28,838,496
Short Term Investments	50,935	–	–	50,935
Total	$28,889,431	$–	$–	$28,889,431

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.